Note 11 - Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 11 - Borrowings

As of December 31, 2015, Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $72.4 million. Quaint Oak Bank's Federal Home Loan Bank advances outstanding were $13.5 million and $11.5 million at December 31, 2015 and 2014, respectively.   As of December 31, 2015, Quaint Oak Bank has $965,000 in borrowing capacity with the Federal Reserve Bank of Philadelphia.  There were no borrowings under this facility at December 31, 2015 and 2014.

Federal Home Loan Bank short-term borrowings and the weighted interest rate consist of the following at December 31, 2015 and 2014 (in thousands):

	At or For the Year Ended December 31,
	2015	2014
	(Dollars in Thousands)
FHLB short-term borrowings:
Average balance outstanding	$7,077	$7,682
Maximum amount outstanding at any month-end during the period	8,000	11,500
Balance outstanding at end of period	6,000	7,000
Average interest rate during the period	0.35%	0.27%
Weighted average interest rate at end of period	0.45%	0.27%

Federal Home Loan Bank long-term borrowings and the weighted interest rate consist of the following at December 31, 2015 and 2014 (in thousands):

	December 31, 2015		December 31, 2014
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2016	$1,000	0.88%	$1,000	0.88%
2017	2,500	1.15	1,500	1.30
2018	3,000	1.46	1,000	1.71
2019	1,000	2.02	1,000	2.02
Total FHLB long-term debt	$7,500	1.35%	$4,500	1.46%